Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001771146
Entity Registrant Name	ETF OPPORTUNITIES TRUST
Prospectus Date	Apr. 30, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Creation Date	May 02, 2025
Document Effective Date	May 02, 2025
T-REX 2X LONG GME DAILY TARGET ETF | T-REX 2X LONG GME DAILY TARGET ETF
Prospectus:
Trading Symbol	GMEU
T-REX 2X LONG HOOD DAILY TARGET ETF | T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus:
Trading Symbol	ROBN
T-REX 2X LONG SMCI DAILY TARGET ETF | T-REX 2X LONG SMCI DAILY TARGET ETF
Prospectus:
Trading Symbol	SMCU
T-REX 2X LONG DJT DAILY TARGET ETF | T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus:
Trading Symbol	DJTU
T-REX 2X LONG MARA DAILY TARGET ETF | T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus:
Trading Symbol	MARU
T-REX 2X INVERSE MARA DAILY TARGET ETF | T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus:
Trading Symbol	MARD
T-REX 2X LONG RBLX DAILY TARGET ETF | T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus:
Trading Symbol	RBLU
T-REX 2X LONG PLTR DAILY TARGET ETF | T-REX 2X LONG PLTR DAILY TARGET ETF
Prospectus:
Trading Symbol	PLTU
T-REX 2X INVERSE PLTR DAILY TARGET ETF | T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus:
Trading Symbol	PLTD
T-REX 2X LONG ARM DAILY TARGET ETF | T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus:
Trading Symbol	ARMU
T-REX 2X LONG SHOP DAILY TARGET ETF | T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus:
Trading Symbol	SHOU
T-REX 2X INVERSE SHOP DAILY TARGET ETF | T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus:
Trading Symbol	SHOD
T-REX 2X LONG AMD DAILY TARGET ETF | T-REX 2X LONG AMD DAILY TARGET ETF
Prospectus:
Trading Symbol	AMDU
T-REX 2X INVERSE AMD DAILY TARGET ETF | T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus:
Trading Symbol	AMDD
T-REX 2X LONG BA DAILY TARGET ETF | T-REX 2X LONG BA DAILY TARGET ETF
Prospectus:
Trading Symbol	BAU
T-REX 2X INVERSE BA DAILY TARGET ETF | T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus:
Trading Symbol	BAD
T-REX 2X LONG SNOW DAILY TARGET ETF | T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus:
Trading Symbol	SNOU
T-REX 2X INVERSE SNOW DAILY TARGET ETF | T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus:
Trading Symbol	SNOD
T-REX 2X LONG AVGO DAILY TARGET ETF | T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus:
Trading Symbol	AVGU
T-REX 2X INVERSE AVGO DAILY TARGET ETF | T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus:
Trading Symbol	AVGD
T-REX 2X LONG PANW DAILY TARGET ETF | T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus:
Trading Symbol	PANU
T-REX 2X INVERSE PANW DAILY TARGET ETF | T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus:
Trading Symbol	PAND
T-REX 2X LONG TSM DAILY TARGET ETF | T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus:
Trading Symbol	TSMU
T-REX 2X INVERSE TSM DAILY TARGET ETF | T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus:
Trading Symbol	TSMD
T-REX 2X LONG SQ DAILY TARGET ETF | T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus:
Trading Symbol	SQU
T-REX 2X INVERSE SQ DAILY TARGET ETF | T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus:
Trading Symbol	SQD
T-REX 2X LONG AI DAILY TARGET ETF | T-REX 2X LONG AI DAILY TARGET ETF
Prospectus:
Trading Symbol	AIU
T-REX 2X LONG COIN DAILY TARGET ETF | T-REX 2X LONG COIN DAILY TARGET ETF
Prospectus:
Trading Symbol	COIU
T-REX 2X INVERSE COIN DAILY TARGET ETF | T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus:
Trading Symbol	COID
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus:
Trading Symbol	AAPX
T-REX 2X INVERSE APPLE DAILY TARGET ETF | T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus:
Trading Symbol	AAPQ
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus:
Trading Symbol	GOOX
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus:
Trading Symbol	GOOQ
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus:
Trading Symbol	MSFX
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus:
Trading Symbol	MSFQ